SCHEDULE OF ESTIMATED FUTURE AMORTIZATION (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
2026	$ 15,242
2027	15,242
2028	15,242
2029	15,242
2030	15,242
Thereafter	448,377
Intangible assets, net	$ 524,588	$ 522,560